REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE
Schedule of disaggregation of revenue by major source and geographic region

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Disaggregation of Revenue by Major Source:

Coalition loyalty program	$352.3	$—	$—	$352.3
Short-term loyalty programs	613.8	—	—	613.8
Servicing fees, net	—	(97.3)	—	(97.3)
Other	90.7	—	0.6	91.3
Revenue from contracts with customers	$1,056.8	$(97.3)	$0.6	$960.1

Finance charges, net	—	4,694.9	—	4,694.9
Investment income	11.6	—	—	11.6
Total	$1,068.4	$4,597.6	$0.6	$5,666.6

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Disaggregation of Revenue by Geographic Region:

United States	$23.1	$4,597.6	$0.6	$4,621.3
Canada	411.3	—	—	411.3
Europe, Middle East and Africa	463.2	—	—	463.2
Asia Pacific	122.0	—	—	122.0
Other	48.8	—	—	48.8
Total	$1,068.4	$4,597.6	$0.6	$5,666.6

Schedule of reconciliation of contract liabilities for the AIR MILES Reward Program

	Deferred Revenue
	Service	Redemption	Total
	(In millions)
Balance at January 1, 2018	$283.8	$683.1	$966.9
Cash proceeds	194.7	324.8	519.5
Revenue recognized (1)	(209.2)	(328.4)	(537.6)
Other	—	0.7	0.7
Effects of foreign currency translation	(21.3)	(52.9)	(74.2)
Balance at December 31, 2018	$248.0	$627.3	$875.3
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	$138.8	$627.3	$766.1
Deferred revenue (non-current)	$109.2	$—	$109.2
(1)	Reported on a gross basis herein.

Schedule of product offerings and the associated performance obligations

The Company assesses the goods and services promised in its contracts with customers and identifies a performance obligation for each good or service that is distinct. Epsilon’s product offerings and the associated performance obligations for each product, included in services revenue in the Company’s consolidated statements of income are as follows:

Product	Performance Obligation	Recognition	Basis of Revenue Recognition

Technology services	• Professional services	Over time	Recognized over time as the services are performed.
	• Email deployment	Point in time	Recognized at deployment.
	• Customer lifecycle marketing	Point in time	Recognized at delivery.

Digital Media services	• Digital campaign advertisement	Over time	Recognized on an output measure of the digital advertisement.
	• Affiliate marketing advertisements	Point in time	Recognized at delivery.
	• Data lists	Point in time	Recognized at delivery.

Agency services	• Professional services	Over time	Recognized over time as the services are performed.